RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
Shareholders’ equity	$ 2,438,041	$ 2,267,974	$ 2,041,373	$ 2,258,942